Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2014
Statement Of Stockholders Equity [Abstract]
Summary of assumptions used to determine fair value of warrants
Both
Periods
(unaudited)
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 38%
Risk-free interest rate	0.25% - 1.08%